Customer Deposits - Customer Advances and Deposits, Current (Detail) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Customer Advances and Deposits, Current [Abstract]
Advance payments from customers		$ 1,450,770	$ 710,225
Advance payments for vaporizers		75,038	75,636
Total customer deposits	$ 1,214,808	$ 1,525,808	$ 785,861